Schedule of Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance, beginning of year	$ 30,651	$ 11,921
Net operating (loss) income	9,813	7,361
Property, plant and equipment	(4,316)	10,093
Stock options	566	996
Research and development credit	53	30
Accrued expenses	24	250
Valuation allowance, end of year	$ 36,791	$ 30,651